Trade Accounts Receivable and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2022
Trade Accounts Receivable and Other Current Assets
Schedule of Other Current Assets

(U.S. Dollars in thousands)	At June 30, 2022	At December 31, 2021
Insurance claims for recoveries	$412	$124
Refund of value added tax	1,890	1,805
Prepaid expenses	1,452	1,158
Other receivables	7,878	2,539
Total other current assets	$11,632	$5,626